Segments (External Revenue by Segments) (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Information
External revenue	$ 81,741	$ 92,793	$ 98,367
Cognitive Solutions
Segment Information
External revenue	17,841	19,689	19,887
Cognitive Solutions | Software
Segment Information
External revenue	14,557	16,502	16,897
Cognitive Solutions | Services
Segment Information
External revenue	3,175	3,143	2,978
Cognitive Solutions | Systems
Segment Information
External revenue	108	44	12
Global Business Services
Segment Information
External revenue	17,166	19,512	21,210
Global Business Services | Software
Segment Information
External revenue	164	186	227
Global Business Services | Services
Segment Information
External revenue	16,851	19,202	20,874
Global Business Services | Systems
Segment Information
External revenue	151	124	109
Technology Services & Cloud Platforms
Segment Information
External revenue	35,142	38,889	39,139
Technology Services & Cloud Platforms | Software
Segment Information
External revenue	3,907	4,332	4,296
Technology Services & Cloud Platforms | Services
Segment Information
External revenue	23,947	26,462	26,483
Technology Services & Cloud Platforms | Maintenance
Segment Information
External revenue	6,085	6,790	7,038
Technology Services & Cloud Platforms | Systems
Segment Information
External revenue	1,203	1,304	1,322
Systems
Segment Information
External revenue	9,547	12,294	15,630
Systems | Servers
Segment Information
External revenue	5,032	7,177	9,795
Systems | Software
Segment Information
External revenue	1,749	2,053	2,386
Systems | Services
Segment Information
External revenue	442	423	443
Systems | Storage
Segment Information
External revenue	2,325	2,641	3,006
Global Financing
Segment Information
External revenue	1,840	2,034	2,022
Global Financing | Financing
Segment Information
External revenue	1,386	1,543	1,493
Global Financing | Used Equipment Sales
Segment Information
External revenue	$ 454	$ 491	$ 529